Shareholders' Equity (Details) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding - beginning of year	314,125	252,670	238,894
Changes during the year:
Granted	108,000	75,000	30,000
Exercised			(10,000)
Forfeited	(101,250)	(13,545)	(6,224)
Outstanding - year end	320,875	314,125	252,670
Vested and expected to vest	167,874	192,584	154,333
Exercisable at year end	157,874	182,584	144,333
Weighted-average exercise price
Outstanding - beginning of year	$ 3.39	$ 6.21	$ 6.65
Changes during the year:
Granted	2.39	2.13	2.13
Exercised			2.96
Forfeited	4.85	49.09	8.56
Outstanding - year end	2.59	3.39	6.21
Vested and expected to vest	2.90	4.10	8.44
Exercisable at year end	$ 2.89	$ 4.17	$ 8.82